Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000069397 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	57.30%
C000069397 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	19.20%
C000069397 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	10.10%
C000069397 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.40%
C000069397 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069397 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069397 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	0.50%
C000069397 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	57.30%
C000069397 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	20.80%
C000069397 | International Equity
Holdings [Line Items]
Percent of Total Investments	11.80%
C000069397 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.10%
C000069398 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	48.50%
C000069398 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	25.40%
C000069398 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000069398 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	11.10%
C000069398 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	4.50%
C000069398 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.40%
C000069398 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	0.60%
C000069398 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	48.50%
C000069398 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	27.40%
C000069398 | International Equity
Holdings [Line Items]
Percent of Total Investments	15.60%
C000069398 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	8.50%
C000069399 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	31.50%
C000069399 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	37.20%
C000069399 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.60%
C000069399 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	16.20%
C000069399 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.60%
C000069399 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069399 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069399 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	31.50%
C000069399 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	40.10%
C000069399 | International Equity
Holdings [Line Items]
Percent of Total Investments	22.80%
C000069399 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	5.60%
C000069400 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	15.40%
C000069400 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	48.30%
C000069400 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069400 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	21.10%
C000069400 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.60%
C000069400 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069400 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069400 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.40%
C000069400 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	52.20%
C000069400 | International Equity
Holdings [Line Items]
Percent of Total Investments	29.70%
C000069400 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	2.70%
C000112640 | iShares Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Total Investments	15.40%
C000112640 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	15.10%
C000112640 | iShares Core 1-5 Year USD Bond ETF
Holdings [Line Items]
Percent of Total Investments	15.00%
C000112640 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Total Investments	14.90%
C000112640 | iShares Latin America 40 ETF
Holdings [Line Items]
Percent of Total Investments	14.50%
C000112640 | iShares J.P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.10%
C000112640 | iShares J.P. Morgan EM Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000112640 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000112640 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000112640 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000112640 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	35.10%
C000112640 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	15.40%
C000112640 | International Equity
Holdings [Line Items]
Percent of Total Investments	24.50%
C000112640 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	25.00%
C000231047 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000231047 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000231047 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000231047 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Information Technology
Holdings [Line Items]
Percent of Total Investments	26.60%
C000231047 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.20%
C000231047 | Financials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000231047 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000231047 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.40%
C000231047 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000231047 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000231047 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231047 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000231047 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000231047 | Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099141 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099141 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099141 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Southern Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000099141 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.40%
C000099141 | Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000099141 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000099141 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.50%
C000099141 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099141 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000099141 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000099141 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099141 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099141 | Materials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125223 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000125223 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125223 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000125223 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125223 | Walmart, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125223 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	4.20%
C000125223 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000125223 | Palantir Technologies, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000125223 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125223 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000125223 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.00%
C000125223 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000125223 | Financials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000125223 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000125223 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.20%
C000125223 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000125223 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125223 | Communication Services
Holdings [Line Items]
Percent of Total Investments	13.50%
C000125223 | Energy
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125223 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000128677 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000128677 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.80%
C000128677 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000128677 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000128677 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000128677 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000128677 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000128677 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128677 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	2.30%
C000128677 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000128677 | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000128677 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000128677 | Financials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000128677 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000128677 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000128677 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000128677 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000128677 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.30%
C000128677 | Energy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000128677 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000128677 | Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000124960 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124960 | Synopsys, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | ROBLOX Corp.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Western Digital Corp.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Reddit, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Robinhood Markets, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Warner Bros Discovery, Inc.Series A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Estee Lauder Companies, Inc. (The)Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000124960 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000124960 | Financials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000124960 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000124960 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124960 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000124960 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000124960 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000124960 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000124960 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.30%
C000124960 | Materials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000124961 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000124961 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000124961 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000124961 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124961 | AT&T, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000124961 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124961 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000124961 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000124961 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000124961 | Ford Motor Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124961 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.50%
C000124961 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124961 | Financials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000124961 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000124961 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.40%
C000124961 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.10%
C000124961 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124961 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000124961 | Energy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000124961 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124961 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000245481 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000245481 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245481 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	13.00%
C000245481 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	24.20%
C000245481 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	23.10%
C000245481 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Total Investments	10.50%
C000245481 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245481 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.50%
C000245481 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245481 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000245481 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	59.70%
C000245481 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	25.50%
C000245481 | International Equity
Holdings [Line Items]
Percent of Total Investments	14.80%
C000245484 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000245484 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	5.20%
C000245484 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	10.30%
C000245484 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	30.50%
C000245484 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	13.70%
C000245484 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000245484 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.20%
C000245484 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245484 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245484 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245484 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	47.60%
C000245484 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	32.80%
C000245484 | International Equity
Holdings [Line Items]
Percent of Total Investments	19.60%
C000245485 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	15.90%
C000245485 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.50%
C000245485 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	9.30%
C000245485 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	36.50%
C000245485 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	13.70%
C000245485 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000245485 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245485 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245485 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000245485 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Total Investments	1.80%
C000245485 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	35.50%
C000245485 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	40.30%
C000245485 | International Equity
Holdings [Line Items]
Percent of Total Investments	24.20%
C000245486 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	18.90%
C000245486 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	7.70%
C000245486 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000245486 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	42.20%
C000245486 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000245486 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245486 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.20%
C000245486 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245486 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000245486 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	1.70%
C000245486 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	24.10%
C000245486 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	47.30%
C000245486 | International Equity
Holdings [Line Items]
Percent of Total Investments	28.60%
C000245487 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	22.20%
C000245487 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000245487 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	3.60%
C000245487 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	47.90%
C000245487 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245487 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.20%
C000245487 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245487 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.20%
C000245487 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000245487 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245487 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	13.60%
C000245487 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	54.60%
C000245487 | International Equity
Holdings [Line Items]
Percent of Total Investments	31.80%
C000245488 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	25.00%
C000245488 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	10.30%
C000245488 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	53.20%
C000245488 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.20%
C000245488 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.60%
C000245488 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.50%
C000245488 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.40%
C000245488 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245488 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	2.50%
C000245488 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245488 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	5.60%
C000245488 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	59.10%
C000245488 | International Equity
Holdings [Line Items]
Percent of Total Investments	35.30%
C000245489 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	26.30%
C000245489 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	10.90%
C000245489 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	56.00%
C000245489 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.70%
C000245489 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000245489 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245489 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.70%
C000245489 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.10%
C000245489 | International Equity
Holdings [Line Items]
Percent of Total Investments	37.20%
C000245490 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	26.50%
C000245490 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	10.90%
C000245490 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	56.60%
C000245490 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245490 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.10%
C000245490 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245490 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245490 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.60%
C000245490 | International Equity
Holdings [Line Items]
Percent of Total Investments	37.40%
C000245482 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	26.50%
C000245482 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	10.90%
C000245482 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	56.60%
C000245482 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245482 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.10%
C000245482 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245482 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245482 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.60%
C000245482 | International Equity
Holdings [Line Items]
Percent of Total Investments	37.40%
C000254668 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	26.50%
C000254668 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	10.90%
C000254668 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	56.60%
C000254668 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254668 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.10%
C000254668 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254668 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254668 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.60%
C000254668 | International Equity
Holdings [Line Items]
Percent of Total Investments	37.40%